Revenue Recognition (Details Narrative) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Revenue Recognition
Deferred revenue	$ 4.3
Reserve description	As of September 30, 2021, we maintain a reserve for breakage of $2.0 million for the fulfillment of our obligation to students whose contracts expired during our COVID-19 60-day operational hiatus during Q2 2020